Tax Matters - Deferred Taxes - Footnotes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Income Tax Examination [Line Items]
Reduction for unrecognized tax benefit		$ 3,400		$ 3,000
Net deferred tax liability	[2]	3,238	[1]	30,099
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		700		654
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		$ 3,900		$ 30,800

[1]	2017 reflects the estimated remeasurement of U.S. deferred tax assets and liabilities as the result of the enactment of the TCJA. For additional information, see Note 5A.
[2]	In 2017, Noncurrent deferred tax assets and other noncurrent tax assets ($0.7 billion), and Noncurrent deferred tax liabilities ($3.9 billion). In 2016, Noncurrent deferred tax assets and other noncurrent tax assets ($654 million), and Noncurrent deferred tax liabilities ($30.8 billion).